RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Lessee, Leases [Abstract]
Schedule of Disclosure of Right-of-use Assets
Right-of-use assets

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2023	59,375,131	1,133,223	—	60,508,354
Additions	29,560,843	956,364	9,363,281	39,880,488
Modifications	(2,401,574)	(31,868)	5,353	(2,428,089)
Depreciation expense	(7,766,903)	(468,994)	(882,686)	(9,118,583)
Foreign currency translation adjustment	799,545	21,424	—	820,969
Balance at December 31, 2023	79,567,042	1,610,149	8,485,948	89,663,139
7 - RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (CONTINUED)
Right-of-use assets (continued)

	Premises	Rolling stock	Equipment	Total
	$	$	$	$
Balance at January 1, 2022	60,297,423	604,939	—	60,902,362
Additions	6,661,404	740,287	—	7,401,691
Modifications	(450,567)	10,670	—	(439,897)
Depreciation expense	(6,497,931)	(186,833)	—	(6,684,764)
Foreign currency translation adjustment	(635,198)	(35,840)	—	(671,038)
Balance at December 31, 2022	59,375,131	1,133,223	—	60,508,354
Depreciation was recognized as follows :

	2023	2022
	$	$
Cost of sales	6,248,180	1,348,589
Administrative expenses	459,161	278,995
Selling expenses	1,330,000	1,826,769
Capitalized to property, plant and equipment	1,081,242	3,230,411
	9,118,583	6,684,764

Schedule of Disclosure of Lease Liabilities
Lease liabilities

$
Balance at January 1, 2023	63,520,215
Additions	36,573,733
Lease payments	(6,512,231)
Modifications	(2,456,531)
Foreign currency translation adjustment	831,400
Balance at December 31, 2023	91,956,586
Current portion	7,984,563
Non-current portion	83,972,023

Balance at January 1, 2022	62,209,317
Additions	7,401,691
Lease payments	(4,977,183)
Modifications	(439,897)
Foreign currency translation adjustment	(673,713)
Balance at December 31, 2022	63,520,215
Current portion	5,210,183
Non-current portion	58,310,032

Schedule of Amounts Recognised in Administrative Expenses in Lease
Amounts recognized in administrative expenses in the consolidated statements of earnings (loss) and comprehensive loss are as follows:

	2023	2022
	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	4,309,208	1,159,705